Investments in Joint Ventures and Associates - Summary of Financial Information of Material Associate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Non-current assets	£ 4,477	£ 4,529
Liabilities
Non-current liabilities	(1,835)	(1,246)
Sales	3,869	4,129	£ 4,513
Profit for the year	266	590	408
Other comprehensive income/(expense)	(217)	124	(155)
Total comprehensive income	49	714	253
Opening net assets	4,525
Profit for the year	266	590	408
Other comprehensive income/(expense)	(217)	124	(155)
Dividends, net of tax paid	(148)	(137)	(318)
Closing net assets	4,323	4,525
Goodwill	2,139	2,111
Penguin Random House [member] | Associates [member]
Assets
Non-current assets	1,346	1,043
Current assets	2,273	1,929
Liabilities
Non-current liabilities	(1,357)	(1,104)
Current liabilities	(1,874)	(1,546)
Sales	2,916	2,775
Profit for the year	205	185
Other comprehensive income/(expense)	(27)	13
Total comprehensive income	178	198
Dividends received from associate in relation to profits	63	67
Re-capitalisation dividends received from associate	0	50
Opening net assets	322	368
Exchange differences	(9)	18
Profit for the year	205	185
Other comprehensive income/(expense)	(27)	13
Dividends, net of tax paid	(260)	(262)
Closing net assets	388	322	£ 368
Goodwill	300	307
Carrying value of associate	397	387
Penguin Random House [member] | Associates [member] | Share of net assets [member]
Liabilities
Opening net assets	80
Closing net assets	£ 97	£ 80